BASIC AND DILUTED NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Summary of Computation of the Net Loss Per Share
	Year ended December 31,
	2024	2023	2022

Numerator:

Net loss	$(94,757)	$(123,454)	$(126,872)

Denominator:

	167,216,070	147,480,521	135,224,312